FAIR VALUES - Fair value of equity instruments changes in other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 11,957	$ 18,432
Loss/Income through OCI	(27,803)	(6,475)
Additions	45,043
Ending balance of fair value of equity instruments	29,197	11,957
MAE [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	6,276	9,655
Loss/Income through OCI	(1,666)	(3,379)
Ending balance of fair value of equity instruments	4,610	6,276
SEDESA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	2,197	3,380
Loss/Income through OCI	(583)	(1,183)
Ending balance of fair value of equity instruments	1,614	2,197
COELSA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,251	1,925
Loss/Income through OCI	(332)	(674)
Ending balance of fair value of equity instruments	919	1,251
PROVINCANJE [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	371	568
Loss/Income through OCI	(100)	(197)
Ending balance of fair value of equity instruments	271	371
CUYO AVAL SGR [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,428	1,883
Loss/Income through OCI	8	(455)
Ending balance of fair value of equity instruments	1,436	1,428
ARGEN CONTROL [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	170	263
Loss/Income through OCI	(45)	(93)
Ending balance of fair value of equity instruments	125	170
LOS GROBO SGR [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	95	437
Loss/Income through OCI	(22)	(342)
Ending balance of fair value of equity instruments	73	95
IEBA SA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	83	127
Loss/Income through OCI	(22)	(44)
Ending balance of fair value of equity instruments	61	83
MODO [member]
Disclosure of fair value measurement of assets and liability [line items]
Loss/Income through OCI	(25,089)
Additions	45,043
Ending balance of fair value of equity instruments	19,954
Others [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	86	194
Loss/Income through OCI	48	(108)
Ending balance of fair value of equity instruments	$ 134	$ 86